GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Quality Dividend ETF (QDIV)

SUPPLEMENT DATED SEPTEMBER 13, 2019
TO THE PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective September 13, 2019, the table under Annual Fund Operating Expenses on pg. 26 is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.20%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.20%

1    “Other Expenses” are based on estimated amounts for the current fiscal year.

Effective September 13, 2019, the third paragraph of the section entitled “Fund Management - Investment Adviser” beginning on pg. 82 is replaced in its entirety with the following:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended November 30, 2018, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X U.S. Preferred ETF	0.23%
Global X SuperDividend® Alternatives ETF	0.75%
Global X S&P 500® Quality Dividend ETF*	0.35%
Global X TargetIncomeTM 5 ETF	0.39%
Global X TargetIncomeTM Plus 2 ETF	0.39%
Global X Adaptive U.S. Factor ETF	0.27%
* The Board of Trustees voted to approve a lower Management Fee for the Global X S&P 500® Quality Dividend ETF of 0.20% effective September 13, 2019.

Effective September 13, 2019, the second to last paragraph of the section entitled “Fund Management - Investment Adviser” beginning on pg. 82 is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Quality Dividend ETF (QDIV)

SUPPLEMENT DATED SEPTEMBR 13, 2019
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective September 13, 2019, the fourth paragraph of the section entitled “Management of the Trust - Investment Adviser” beginning on pg. 43 is replaced in its entirety with the following:

Each Fund pays the Adviser a fee (“Management Fee”) for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at the annual rates set forth in the table below (stated as a percentage of each Fund’s respective average daily net assets).

Fund	Management Fee
Global X MLP ETF	0.45%
Global X MLP Natural Gas ETF	0.58%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X U.S. Preferred ETF	0.23%
Global X SuperDividend Alternatives ETF	0.75%
Global X S&P 500® Quality Dividend ETF*	0.35%
Global X TargetIncomeTM 5 ETF	0.39%
Global X TargetIncomeTM Plus 2 ETF	0.39%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X Future Analytics Tech ETF	0.68%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Genomics & Biotechnology ETF	0.68%
Global X Millennials Thematic ETF	0.68%
Global X Longevity Thematic ETF	0.68%
Global X Health & Wellness Thematic ETF	0.68%
Global X Education ETF	0.68%
Global X U.S. Infrastructure Development ETF	0.47%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF	0.45%
* The Board of Trustees voted to approve a lower Management Fee for the Global X S&P 500® Quality Dividend ETF of 0.20% effective September 13, 2019.

Effective September 13, 2019, the sixth paragraph of the section entitled “Management of the Trust - Investment Adviser” beginning on pg. 43 is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE